Defiance Next Gen Food & Agriculture ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	Consumer Staples - 31.9% (a)
1,072	AAK AB	$17,517
680	Andersons, Inc.	12,750
710	Archer-Daniels-Midland Company	24,978
616	Bakkafrost P/F	29,014
320	Beyond Meat, Inc. (b)	21,312
304	Bunge, Ltd.	12,473
18,400	Charoen Pokphand Foods pcl	13,625
4,000	China Mengniu Dairy Company, Ltd.	13,908
574	Conagra Brands, Inc.	16,841
730	Danone SA	46,970
600	Fuji Oil Holdings, Inc.	14,495
96,600	Golden Agri-Resources, Ltd.	9,566
1,302	Hain Celestial Group, Inc. (b)	33,813
356	Hormel Foods Corporation	16,604
418	Ingredion, Inc.	31,559
670	Kerry Group plc - Class A	76,971
3,592	Leroy Seafood Group ASA	17,493
942	Maple Leaf Foods, Inc.	16,890
154	McCormick & Company, Inc.	21,746
4,946	Mowi ASA	74,725
4,442	Rogers Sugar, Inc.	13,700
656	Salmar ASA	21,702
252	Sanderson Farms, Inc.	31,077
2,854	Tate & Lyle plc	23,215
336	Tyson Foods, Inc. - Class A	19,444
16,000	WH Group, Ltd.	14,966
5,400	Wilmar International, Ltd.	12,250
		659,604
	Health Care - 8.7%
390	BioGaia AB - B Shares	16,533
3,338	Calyxt, Inc. (b)	11,115
394	Genus plc	15,926
110	IDEXX Laboratories, Inc. (b)	26,646
242	Neogen Corporation (b)	16,212
680	Phibro Animal Health Corporation - Class A	16,436
3,050	Precigen, Inc. (b)	10,370
558	Zoetis, Inc.	65,671
		178,909
	Industrials - 8.7%
490	Ag Growth International, Inc.	5,852
216	AGCO Corporation	10,206
50	Bucher Industries AG	13,271
410	Deere & Company	56,646
482	Franklin Electric Company, Inc.	22,717
1,200	Kubota Corporation	15,356
180	Lindsay Corporation	16,484
468	Raven Industries, Inc.	9,936
272	Valmont Industries, Inc.	28,826
		179,294
	Information Technology - 2.3%
362	Badger Meter, Inc.	19,403
502	Itron, Inc. (b)	28,027
		47,430

	Materials - 47.1% (a)
198	Balchem Corporation	19,547
1,396	CF Industries Holdings, Inc.	37,971
650	Chr Hansen Holding A/S	48,630
5,000	Corteva, Inc.	117,500
368	Ecolab, Inc.	57,345
816	FMC Corporation	66,659
42	Givaudan SA	130,009
676	International Flavors & Fragrances, Inc.	69,006
4,370	Israel Chemicals, Ltd.	13,935
2,190	Mosaic Company	23,696
1,308	Novozymes A/S - B Shares	59,488
4,818	Nufarm, Ltd. (b)	15,039
2,682	Nutrien, Ltd.	90,653
816	OCI NV (b)	9,813
1,338	PhosAgro PJSC	13,808
258	Scotts Miracle-Gro Company	26,419
264	Sensient Technologies Corporation	11,487
1,666	Sociedad Quimica y Minera de Chile SA - ADR	37,568
800	Symrise AG	74,613
1,000	T Hasegawa Company, Ltd.	18,869
1,120	Yara International ASA	35,122
		977,177
	Real Estate - 0.5%
2,946	Cresud SACIF y A - ADR(b)	10,252
	TOTAL COMMON STOCKS (Cost $2,500,892)	2,052,666

	SHORT-TERM INVESTMENTS - 0.3%
5,634	First American Government Obligations Fund, Class X, 0.43% (c)	5,634
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,634)	5,634
	TOTAL INVESTMENTS - 99.5% (Cost $2,506,526)	2,058,300
	Other Assets in Excess of Liabilities - 0.5%	9,786
	NET ASSETS - 100.0%	$2,068,086

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Defiance Next Gen Food & Agriculture ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,052,666	$-	$-	$2,052,666
Short-Term Investments	5,634	-	-	5,634
Total Investments in Securities	$2,058,300	$-	$-	$2,058,300

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.